Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Global Asset Management Trust
Entity Central Index Key	0001474103
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Small Cap Equity Fund
Class Name	Class A
Trading Symbol	LMBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin U.S. Small Cap Equity Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$132	1.20%
[1]
Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class A shares of Franklin U.S. Small Cap Equity Fund returned 19.89%. The Fund compares its performance to the Russell 2000 Index, which returned 12.81% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection was the leading contributor to relative performance, especially in the industrials and financials sectors.
↑	Sector allocation decisions also added value, especially the underweight to real estate and the overweight to health care.
↑
The overweight to Bloom Energy Corporation was the leading contributor at the security level, with a return in triple digits for the period. Bloom focuses on solid-oxide fuel cells and has been well positioned to meet increasing artificial intelligence (AI)-related energy demand by supplying on-site power for AI data centers.

Top detractors from performance:
↓	Stock selection results detracted from performance in the real estate and energy sectors.
↓	Overweight to the consumer discretionary and consumer staples sectors were detractors from performance; both sectors had negative returns for the period.
↓
Not owning Echo Star Corporation, which had a triple digit return in the benchmark, was the leading detractor at the security level. Another security level detractor was Kratos Defense & Security Solutions, Inc., which was held in the portfolio for a portion of the period, and which underperformed the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class A	19.89	11.37	9.62
Class A (with sales charge)	13.33	10.06	8.97
Russell 3000 Index	17.15	13.15	14.29
Russell 2000 Index	12.81	6.09	9.62

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 138,352,416
Holdings Count | $ / shares	270
Advisory Fees Paid, Amount	$ 575,806
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$138,352,416
Total Number of Portfolio Holdings	270
Total Management Fee Paid	$575,806
Portfolio Turnover Rate	48%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[2]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2025, Brett Risser joined the portfolio management team.
This is a summary of a change to the Fund since 1/1/2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by 5/1/2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of a change to the Fund since 1/1/2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by 5/1/2026,at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Small Cap Equity Fund
Class Name	Class C
Trading Symbol	LMBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin U.S. Small Cap Equity Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$208	1.90%
[3]
Expenses Paid, Amount	$ 208
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class C shares of Franklin U.S. Small Cap Equity Fund returned 19.04%. The Fund compares its performance to the Russell 2000 Index, which returned 12.81% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection was the leading contributor to relative performance, especially in the industrials and financials sectors.
↑	Sector allocation decisions also added value, especially the underweight to real estate and the overweight to health care.
↑
The overweight to Bloom Energy Corporation was the leading contributor at the security level, with a return in triple digits for the period. Bloom focuses on solid-oxide fuel cells and has been well positioned to meet increasing artificial intelligence (AI)-related energy demand by supplying on-site power for AI data centers.

Top detractors from performance:
↓	Stock selection results detracted from performance in the real estate and energy sectors.
↓	Overweight to the consumer discretionary and consumer staples sectors were detractors from performance; both sectors had negative returns for the period.
↓
Not owning Echo Star Corporation, which had a triple digit return in the benchmark, was the leading detractor at the security level. Another security level detractor was Kratos Defense & Security Solutions, Inc., which was held in the portfolio for a portion of the period, and which underperformed the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class C	19.04	10.53	8.80
Class C (with sales charge)	18.04	10.53	8.80
Russell 3000 Index	17.15	13.15	14.29
Russell 2000 Index	12.81	6.09	9.62

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 138,352,416
Holdings Count | $ / shares	270
Advisory Fees Paid, Amount	$ 575,806
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$138,352,416
Total Number of Portfolio Holdings	270
Total Management Fee Paid	$575,806
Portfolio Turnover Rate	48%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[4]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2025, Brett Risser joined the portfolio management team.
This is a summary of a change to the Fund since 1/1/2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by 5/1/2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of a change to the Fund since 1/1/2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by 5/1/2026,at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class FI
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Small Cap Equity Fund
Class Name	Class FI
Trading Symbol	LGSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin U.S. Small Cap Equity Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class FI	$132	1.20%
[5]
Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class FI shares of Franklin U.S. Small Cap Equity Fund returned 19.75%. The Fund compares its performance to the Russell 2000 Index, which returned 12.81% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection was the leading contributor to relative performance, especially in the industrials and financials sectors.
↑	Sector allocation decisions also added value, especially the underweight to real estate and the overweight to health care.
↑
The overweight to Bloom Energy Corporation was the leading contributor at the security level, with a return in triple digits for the period. Bloom focuses on solid-oxide fuel cells and has been well positioned to meet increasing artificial intelligence (AI)-related energy demand by supplying on-site power for AI data centers.

Top detractors from performance:
↓	Stock selection results detracted from performance in the real estate and energy sectors.
↓	Overweight to the consumer discretionary and consumer staples sectors were detractors from performance; both sectors had negative returns for the period.
↓
Not owning Echo Star Corporation, which had a triple digit return in the benchmark, was the leading detractor at the security level. Another security level detractor was Kratos Defense & Security Solutions, Inc., which was held in the portfolio for a portion of the period, and which underperformed the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class FI	19.75	11.32	9.58
Russell 3000 Index	17.15	13.15	14.29
Russell 2000 Index	12.81	6.09	9.62

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 138,352,416
Holdings Count | $ / shares	270
Advisory Fees Paid, Amount	$ 575,806
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$138,352,416
Total Number of Portfolio Holdings	270
Total Management Fee Paid	$575,806
Portfolio Turnover Rate	48%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[6]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2025, Brett Risser joined the portfolio management team.
This is a summary of a change to the Fund since 1/1/2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by 5/1/2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of a change to the Fund since 1/1/2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by 5/1/2026,at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Small Cap Equity Fund
Class Name	Class I
Trading Symbol	LMSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin U.S. Small Cap Equity Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$97	0.88%
[7]
Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class I shares of Franklin U.S. Small Cap Equity Fund returned 20.24%. The Fund compares its performance to the Russell 2000 Index, which returned 12.81% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection was the leading contributor to relative performance, especially in the industrials and financials sectors.
↑	Sector allocation decisions also added value, especially the underweight to real estate and the overweight to health care.
↑
The overweight to Bloom Energy Corporation was the leading contributor at the security level, with a return in triple digits for the period. Bloom focuses on solid-oxide fuel cells and has been well positioned to meet increasing artificial intelligence (AI)-related energy demand by supplying on-site power for AI data centers.

Top detractors from performance:
↓	Stock selection results detracted from performance in the real estate and energy sectors.
↓	Overweight to the consumer discretionary and consumer staples sectors were detractors from performance; both sectors had negative returns for the period.
↓
Not owning Echo Star Corporation, which had a triple digit return in the benchmark, was the leading detractor at the security level. Another security level detractor was Kratos Defense & Security Solutions, Inc., which was held in the portfolio for a portion of the period, and which underperformed the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class I	20.24	11.67	9.91
Russell 3000 Index	17.15	13.15	14.29
Russell 2000 Index	12.81	6.09	9.62

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 138,352,416
Holdings Count | $ / shares	270
Advisory Fees Paid, Amount	$ 575,806
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$138,352,416
Total Number of Portfolio Holdings	270
Total Management Fee Paid	$575,806
Portfolio Turnover Rate	48%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[8]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2025, Brett Risser joined the portfolio management team.
This is a summary of a change to the Fund since 1/1/2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by 5/1/2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of a change to the Fund since 1/1/2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by 5/1/2026,at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IS
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Small Cap Equity Fund
Class Name	Class IS
Trading Symbol	LMBMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin U.S. Small Cap Equity Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$83	0.75%
[9]
Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class IS shares of Franklin U.S. Small Cap Equity Fund returned 20.38%. The Fund compares its performance to the Russell 2000 Index, which returned 12.81% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection was the leading contributor to relative performance, especially in the industrials and financials sectors.
↑	Sector allocation decisions also added value, especially the underweight to real estate and the overweight to health care.
↑
The overweight to Bloom Energy Corporation was the leading contributor at the security level, with a return in triple digits for the period. Bloom focuses on solid-oxide fuel cells and has been well positioned to meet increasing artificial intelligence (AI)-related energy demand by supplying on-site power for AI data centers.

Top detractors from performance:
↓	Stock selection results detracted from performance in the real estate and energy sectors.
↓	Overweight to the consumer discretionary and consumer staples sectors were detractors from performance; both sectors had negative returns for the period.
↓
Not owning Echo Star Corporation, which had a triple digit return in the benchmark, was the leading detractor at the security level. Another security level detractor was Kratos Defense & Security Solutions, Inc., which was held in the portfolio for a portion of the period, and which underperformed the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class IS	20.38	11.84	10.08
Russell 3000 Index	17.15	13.15	14.29
Russell 2000 Index	12.81	6.09	9.62

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 138,352,416
Holdings Count | $ / shares	270
Advisory Fees Paid, Amount	$ 575,806
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$138,352,416
Total Number of Portfolio Holdings	270
Total Management Fee Paid	$575,806
Portfolio Turnover Rate	48%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[10]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2025, Brett Risser joined the portfolio management team.
This is a summary of a change to the Fund since 1/1/2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by 5/1/2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of a change to the Fund since 1/1/2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by 5/1/2026,at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.